Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

September 18, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Funds, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-232139

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Great-West Funds, Inc. (“Great-West Funds”) hereby certifies that the form of the N-14 Registration Statement and its respective statement of additional information, each dated September 13, 2019, that would have been filed by Great-West Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Great-West Funds’ Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14, which was filed by electronic transmission on August 22, 2019 pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to Great-West Funds’ Registration Statement on Form N-14.

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary